Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Operating activities:
Net loss for the period	$ (16,709)	$ (7,340)
Items not affecting cash:
Accretion	85	346
Amortization and depreciation	3,769	3,713
Asset impairment	167
Deferred income taxes	(336)	(83)
Loan forgiven		(280)
Foreign exchange	(519)	1,234
Gain on investment	(43)
Reclassification of capitalized development costs		80
Share-based payments	3,083	2,748
Items not affecting cash	(10,503)	418
Changes in working capital related to operations:
Amounts receivable	163	(439)
Inventory	(501)	(316)
Unbilled revenue	91	393
Prepaid expenses	(772)	(1,342)
Accounts payable and accrued liabilities	1,462	876
Sales and income taxes payable and receivable	152	62
Deferred revenue	(13)	(252)
Net cash used in operating activities	(9,921)	(600)
Investing activities:
Purchase of equipment	(1,066)	(1,375)
Security depost on leases	(259)
Deposit on equipment	(3,692)	(52)
Purchase of customer list	(191)
Deferred acquisition payment		(1,029)
Net cash used in investing activities	(5,208)	(2,456)
Financing activities:
Proceeds on share issuance, net of transaction costs	3,850	44,151
Share issue cost pursuant to the acquisition of BioStrand	(5)
Repayment of leases	(962)	(945)
Loan repayments		(29)
Proceeds from convertible debentures, net of transaction costs		2,202
Repayment of debentures		(2,000)
Net cash provided by financing activities	2,883	43,379
(Decrease) increase in cash during the period	(12,246)	40,323
Foreign exchange	455	(1,176)
Cash – beginning of the year	41,838	2,691
Cash – end of the year	30,047	41,838
Cash is comprised of:
Cash	29,965	41,759
Restricted cash	82	79
Cash paid for interest	38	120
Cash paid for income tax	$ 1,185	$ 1,096